SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
Loss per share :-
Net loss for the year		$ (27,773,099)	$ (3,560,655)	$ (5,840,256)	$ (1,011,804)
Weighted average ordinary shares outstanding - Basic	[1]	13,634,620	13,634,620	8,138,580	6,598,926
Weighted average ordinary shares outstanding - Diluted	[1]	13,634,620	13,634,620	8,138,580	6,598,926
Net loss per share - Basic | (per share)		$ (2.04)	$ (0.26)	$ (0.72)	$ (0.15)
Net loss per share - Diluted | (per share)		$ (2.04)	$ (0.26)	$ (0.72)	$ (0.15)

[1]	The share amounts are presented on a retroactive basis (see Note 1).